Concentration of Risk (Tables)	12 Months Ended
Dec. 31, 2025
Concentration of Risk [Abstract]
Schedule of Concentration of Risk

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

(in USD)	December 31, 2023	December 31, 2024	December 31, 2025
Customer A	2,368,070	6,533,400	—
Customer B	2,469,103	6,715,996	—
Customer C	2,192,250	5,464,277	—
Customer D	—	5,336,493	11,401,212
Customer H	—	—	19,927,613

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable, net, as of the following:

	December 31,	December 31,
(in USD)	2024	2025
Customer B	659,509	—
Customer D	660,911	1,180,763
Customer E	—	1,468,411
Customer I	—	1,531,906

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total loan receivables as of the following:

	December 31,	December 31,
(in USD)	2024	2025
Customer A	50,894,874	—
Customer B	115,660,276	—
Customer C	47,149,348	—
Customer I	—	556,920,339